Trade and other receivables (Details) - Consolidated entity - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [Line items]
Trade receivables	€ 226
R&D incentive receivable (Australia)	1,616	€ 951
VAT receivable	524	607
Current tax receivable	71	(3)
Other	75	89
Total trade and other receivables	€ 2,512	€ 1,644